Summary Of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loan impairment threshold period				90 days
Threshold of reporting unit goodwill carrying value for further analysis				$ 0
Goodwill impairment charges	$ 0	$ 0
Corporate tax rate				35.00%
Shares withheld from employee awards for tax withholding purposes				$ 214,744,000	$ 61,601,000	$ 65,021,000
ASU No. 2016-18 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Increases (decrease) in restricted cash for operating cash flows				$ 17,600,000	(153,800,000)	178,100,000
Increased cash used in investing activities for restricted cash balances					600,000
ASU No. 2016-09 [Member] | Reclassification from Operating Activities to Financing Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Shares withheld from employee awards for tax withholding purposes					$ 61,600,000	$ 65,000,000
Scenario Forecast [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Corporate tax rate			21.00%
Office Equipment [Member] | Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fixed assets, Useful life				2 years
Office Equipment [Member] | Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fixed assets, Useful life				7 years
Building and Building Improvements [Member] | Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fixed assets, Useful life				3 years
Building and Building Improvements [Member] | Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fixed assets, Useful life				39 years